Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-term Investments
Investments made/transferred from prepayments	$ 162,823	$ 374,709	$ 151,332
Long-term investments	1,389,199	1,320,386	993,630	$ 1,207,651
INMYSHOW
Long-term Investments
Investments made/transferred from prepayments	230,800
Long-term investments	$ 230,800
INMYSHOW
Long-term Investments
Percentage of interest in total issued shares	26.57%
Equity Securities Without Readily Determinable Fair Values
Long-term Investments
Investments made/transferred from prepayments	$ 136,985	70,864	36,423
Investment fund invested		40,000
Long-term investments	295,975	201,290	196,579	268,716
Equity Securities Without Readily Determinable Fair Values | Private companies
Long-term Investments
Investments made/transferred from prepayments	137,000	70,900	36,400
Equity Securities Without Readily Determinable Fair Values | A company providing consumer finance services
Long-term Investments
Investments made/transferred from prepayments	127,000
Equity Method Investment
Long-term Investments
Investments made/transferred from prepayments	25,838	303,845	114,909
Long-term investments	$ 956,392	$ 1,000,828	$ 557,501	$ 502,783